EQUITY - Schedule of converted into share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Conversion option of convertible notes exercised	$ 9,369,622,000
Total Converted Notes	$ 9,369,622,000	$ 0	$ 0
Convertible Notes G
Disclosure of classes of share capital [line items]
Conversion percentage	100.00%
Conversion option of convertible notes exercised	$ 1,133,397,000
Total Converted Notes	$ 1,133,397,000
Convertible Notes H
Disclosure of classes of share capital [line items]
Conversion percentage	99.997%
Conversion option of convertible notes exercised	$ 1,372,798,000
Total Converted Notes	$ 1,372,798,000
Convertible Notes I
Disclosure of classes of share capital [line items]
Conversion percentage	100.00%
Conversion option of convertible notes exercised	$ 6,863,427,000
Total Converted Notes	$ 6,863,427,000